UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II
(FORMERLY THE MUNDER FRAMLINGTON FUNDS TRUST)

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2006

Item 1: Report to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2006
Munder Healthcare Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
17	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in health care-related securities and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Investors should also note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Suresh Rajagopal and Thomas Wald

    The Fund generated a 7.29% return for the six months ended December 31, 2006, compared to the 9.86% return for the Goldman Sachs Sector Index — Health Care and the 7.62% median return for the Lipper universe of health/biotechnology funds.

    Benefiting from a positive environment for health care investors, the Fund had relative basis, however, the Fund lagged its Goldman Sachs benchmark principally due to relative weakness in the pharmaceuticals and health care services segments of the Fund.

    Underweighted positions in Pfizer, Inc. (4.3% of the Fund) and Bristol-Myers Squibb Company (1.9% of the Fund), the lack of a position in Forest Laboratories, Inc., and overweights in Eli Lilly and Company (4.2% of the Fund), GlaxoSmithKline PLC and AstraZeneca PLC were largely responsible for the lagging performance of the pharmaceuticals segment of the Fund compared to the Goldman Sachs benchmark. GlaxoSmithKline and AstraZeneca were eliminated from the Fund in September and November, respectively. In the health care services segment of the Fund, an overweighted position in Express Scripts, Inc. (1.0% of the Fund) was the largest detractor from relative returns. These negative contributors to relative performance offset the positive impact of an overweight in managed health care holdings.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Sector Index — Health Care (GSSI Health Care Index) is a modified capitalization-weighted equity index designed to measure the performance of U.S. traded securities in the health care sector. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of health/biotechnology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,071.60	$10.50	2.01%
Class B	$1,000.00	$1,067.30	$14.33	2.75%
Class C	$1,000.00	$1,067.40	$14.38	2.76%
Class K	$1,000.00	$1,071.80	$10.55	2.02%
Class R	$1,000.00	$1,069.80	$12.16	2.33%
Class Y	$1,000.00	$1,072.90	$9.25	1.77%

Hypothetical
Class A	$1,000.00	$1,015.07	$10.21	2.01%
Class B	$1,000.00	$1,011.34	$13.94	2.75%
Class C	$1,000.00	$1,011.29	$13.99	2.76%
Class K	$1,000.00	$1,015.02	$10.26	2.02%
Class R	$1,000.00	$1,013.46	$11.82	2.33%
Class Y	$1,000.00	$1,016.28	$9.00	1.77%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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Munder Healthcare Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 99.0%
Consumer Staples — 1.4%
Drug Retail — 1.4%
61,925	CVS Corporation	$1,914,102

Health Care — 97.6%
Biotechnology — 14.7%
105,975	Amgen Inc. †	7,239,152
31,600	Biogen Idec Inc. †	1,554,404
28,775	Celgene Corporation †,(a)	1,655,426
89,500	Genentech, Inc. †	7,261,135
14,775	Genzyme Corporation †	909,845
24,525	Gilead Sciences, Inc. †	1,592,408

		20,212,370

Health Care Services — 6.5%
83,275	Caremark Rx, Inc.	4,755,835
26,100	DaVita Inc. †	1,484,568
18,400	Express Scripts, Inc. †	1,317,440
26,125	Medco Health Solutions, Inc. †	1,396,120

		8,953,963

Health Care Distributors — 3.2%
39,600	Cardinal Health, Inc.	2,551,428
35,500	McKesson Corporation	1,799,850

		4,351,278

Health Care Equipment — 13.6%
80,200	Baxter International, Inc.	3,720,478
110,050	Medtronic, Inc.	5,888,775
39,925	Respironics, Inc. †	1,507,169
40,325	St. Jude Medical, Inc. †	1,474,282
77,150	Stryker Corporation	4,251,736
40,175	Varian Medical Systems, Inc. †	1,911,125

		18,753,565

Health Care Facilities — 0.5%
23,525	VCA Antech, Inc. †	757,270

Health Care Supplies — 1.8%
21,875	Alcon, Inc.	2,444,969

See Notes to Financial Statements.

Munder Healthcare Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services — 2.7%
66,425	QIAGEN N.V. †,(a)	$1,005,010
16,500	Techne Corporation †,(a)	914,925
40,325	Thermo Electron Corporation †	1,826,320

		3,746,255

Managed Health Care — 15.8%
87,825	Aetna, Inc.	3,792,283
12,150	CIGNA Corporation	1,598,576
31,050	Coventry Health Care, Inc. †	1,554,053
138,662	UnitedHealth Group, Inc.	7,450,309
94,615	WellPoint, Inc. †	7,445,254

		21,840,475

Pharmaceuticals — 38.8%
161,275	Abbott Laboratories	7,855,705
25,975	Allergan, Inc.	3,110,247
99,000	Bristol-Myers Squibb Company	2,605,680
110,825	Eli Lilly and Company	5,773,982
138,400	Johnson & Johnson	9,137,168
172,025	Merck & Co. Inc.	7,500,290
24,075	Novartis AG, ADR	1,382,868
228,650	Pfizer, Inc.	5,922,035
191,000	Schering-Plough Corporation	4,515,240
113,425	Wyeth	5,775,601

		53,578,816

Total Health Care		134,638,961

TOTAL COMMON STOCKS
(Cost $120,690,004)		136,553,063

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(b)	0
6,563	TorreyPines Therapeutics, Inc., expires 01/08/2009 (exercise price: $58) †,(b)	0

TOTAL WARRANTS
(Cost $330,613)		0

See Notes to Financial Statements.

Shares		Value

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $444,159)
444,159	Institutional Money Market Fund – Comerica Class Y Shares (c)	$444,159

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $148,000)
$148,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $148,080 on 01/02/2007, collateralized by $155,000 FHLMC, 5.000% maturing 12/14/2018 (value $151,706)	148,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 2.7%
(Cost $3,631,499)
3,631,499	State Street Navigator Securities Trust – Prime Portfolio (d)	3,631,499

TOTAL INVESTMENTS
(Cost $125,244,275)	102.1%	140,776,721
OTHER ASSETS AND LIABILITIES (Net)	(2.1)	(2,834,070)

NET ASSETS	100.0%	$137,942,651

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2).

(c)	Affiliated company security (see Notes to Financial Statements, Note 3).

(d)	At December 31, 2006, the market value of the securities on loan is $3,524,524.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $124,652,116)	$140,184,562
Securities of affiliated company (cost — $444,159)	444,159
Repurchase agreement (cost — $148,000)	148,000

Total Investments	140,776,721
Cash	53
Interest receivable	60
Dividends receivable	152,093
Receivable for investment securities sold	1,792,974
Receivable for Fund shares sold	31,824
Prepaid expenses and other assets	57,601

Total Assets	142,811,326

LIABILITIES:
Payable for Fund shares redeemed	807,218
Payable upon return of securities loaned	3,631,499
Transfer agency/record keeping fees payable	156,948
Investment advisory fees payable	102,115
Trustees’ fees and expenses payable	60,929
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	58,842
Administration fees payable	16,106
Custody fees payable	2,086
Shareholder servicing fees payable — Class K Shares	18
Accrued expenses and other payables	32,914

Total Liabilities	4,868,675

NET ASSETS	$137,942,651

Investments, at cost	$125,244,275

* Including $3,524,524 of securities loaned.

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated net investment loss	$(766,809)
Accumulated net realized loss on investments sold	(137,653,983)
Net unrealized appreciation of investments	15,532,446
Par value	5,598
Paid-in capital in excess of par value	260,825,399

$137,942,651

NET ASSETS:
Class A Shares	$77,040,951

Class B Shares	$21,865,710

Class C Shares	$27,486,903

Class K Shares	$90,561

Class R Shares	$13,289

Class Y Shares	$11,445,237

SHARES OUTSTANDING:
Class A Shares	3,047,486

Class B Shares	931,869

Class C Shares	1,172,627

Class K Shares	3,588

Class R Shares	529

Class Y Shares	442,044

CLASS A SHARES:
Net asset value and redemption price per share	$25.28

Maximum sales charge	5.50%
Maximum offering price per share	$26.75

CLASS B SHARES:
Net asset value and offering price per share*	$23.46

CLASS C SHARES:
Net asset value and offering price per share*	$23.44

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.24

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$25.12

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$25.89

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder Healthcare Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$28,264
Dividends on securities of unaffiliated companies	972,401
Dividends on securities of affiliated company	6,833
Securities lending	3,072

Total Investment Income	1,010,570

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	101,246
Class B Shares	146,587
Class C Shares	151,154
Class R Shares	23
Shareholder servicing fees:
Class K Shares	112
Investment advisory fees	742,928
Transfer agency/record keeping fees	292,397
Administration fees	113,946
Printing and mailing fees	44,274
Registration and filing fees	33,450
Legal and audit fees	30,913
Trustees’ fees and expenses	22,255
Custody fees	19,495
Other	39,474

Total Expenses	1,738,254

NET INVESTMENT LOSS	(727,684)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	4,650,338
Net change in unrealized appreciation/(depreciation) of securities	6,532,101

Net realized and unrealized gain on investments	11,182,439

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,454,755

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment loss	$(727,684)	$(2,412,455)
Net realized gain from security and foreign currency-related transactions	4,650,338	17,396,934
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	6,532,101	(15,169,510)

Net increase/(decrease) in net assets resulting from operations	10,454,755	(185,031)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	16,520	(2,778,317)
Class B Shares	(23,612,020)	(44,544,367)
Class C Shares	(5,465,481)	(10,311,637)
Class K Shares	—	(58,569)
Class R Shares	7,181	—
Class Y Shares	(119,671)	33,372
Short-term trading fees	1,740	6,129
Voluntary contribution from Advisor	—	176,297

Net decrease in net assets	(18,716,976)	(57,662,123)
NET ASSETS:
Beginning of period	156,659,627	214,321,750

End of period	$137,942,651	$156,659,627

Accumulated net investment loss	$(766,809)	$(39,125)

See Notes to Financial Statements.

Munder Healthcare Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold *	$21,458,445	$29,689,162
Redeemed	(21,441,925)	(32,467,479)

Net increase/(decrease)	$16,520	$(2,778,317)

Class B Shares:
Sold	$433,649	$1,710,087
Redeemed *	(24,045,669)	(46,254,454)

Net decrease	$(23,612,020)	$(44,544,367)

Class C Shares:
Sold	$241,698	$1,626,958
Redeemed	(5,707,179)	(11,938,595)

Net decrease	$(5,465,481)	$(10,311,637)

Class K Shares:
Redeemed	$—	$(58,569)

Net decrease	$—	$(58,569)

Class R Shares:
Sold	$7,189	$—
Redeemed	(8)	—

Net increase	$7,181	$—

Class Y Shares:
Sold	$91,406	$1,026,485
Redeemed	(211,077)	(993,113)

Net increase/(decrease)	$(119,671)	$33,372

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold *	871,929	1,179,686
Redeemed	(864,313)	(1,317,730)

Net increase/(decrease)	7,616	(138,044)

Class B Shares:
Sold	18,794	73,403
Redeemed *	(1,049,499)	(1,977,724)

Net decrease	(1,030,705)	(1,904,321)

Class C Shares:
Sold	10,489	69,196
Redeemed	(247,441)	(518,041)

Net decrease	(236,952)	(448,845)

Class K Shares:
Redeemed	—	(2,354)

Net decrease	—	(2,354)

Class R Shares:
Sold	287	—

Net increase	287	—

Class Y Shares:
Sold	3,583	39,531
Redeemed	(8,270)	(39,605)

Net decrease	(4,687)	(74)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year		Year	Year
	12/31/06(c)		Ended		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.59		$23.78		$23.22	$17.67		$16.11	$25.31

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.20)		(0.33)	(0.36)		(0.29)	(0.32)
Net realized and unrealized gain/(loss) on investments	1.78		(0.01)		0.89	5.91		1.85	(8.88)

Total from investment operations	1.69		(0.21)		0.56	5.55		1.56	(9.20)

Short-term trading fees	0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	—	—

Voluntary contribution from Advisor	—		0.02		—	—		—	—

Net asset value, end of period	$25.28		$23.59		$23.78	$23.22		$17.67	$16.11

Total return(b)	7.16%		(0.80	)%(f)	2.41%	31.41	%(d)	9.62%	(36.28)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$77,041		$71,711		$75,570	$98,196		$67,456	$81,129
Ratio of operating expenses to average net assets	2.01	%(g)	1.83%		1.92%	1.91%		2.14%	1.63%
Ratio of net investment loss to average net assets	(0.68	)%(g)	(0.81)%		(1.46)%	(1.68)%		(2.02)%	(1.54)%
Portfolio turnover rate	18%		47%		118%	68%		46%	38%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.01	%(g)	1.83%		1.92%	1.93%		2.17%	1.72%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on February 14, 1997 and January 31, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.30% for Class A Shares and 30.23% for Class B Shares.

(e)	Amount is less than $0.01 per share.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (0.88)% for Class A Shares and (1.61)% for Class B Shares.

(g)	Annualized.

See Notes to Financial Statements.

B Shares

Period Ended		Year		Year	Year		Year	Year
12/31/06(c)		Ended		Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$21.98		$22.32		$21.96	$16.84		$15.47	$24.48

(0.16)		(0.37)		(0.46)	(0.49)		(0.39)	(0.45)
1.64		0.01		0.82	5.61		1.76	(8.56)

1.48		(0.36)		0.36	5.12		1.37	(9.01)

0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	—	—

—		0.02		—	—		—	—

$23.46		$21.98		$22.32	$21.96		$16.84	$15.47

6.73%		(1.52	)%(f)	1.64%	30.40	%(d)	8.86%	(36.78)%

$21,866		$43,131		$86,320	$117,126		$104,007	$119,253
2.75	%(g)	2.58%		2.67%	2.66%		2.89%	2.38%
(1.42	)%(g)	(1.58)%		(2.21)%	(2.43)%		(2.77)%	(2.29)%
18%		47%		118%	68%		46%	38%
2.75	%(g)	2.58%		2.67%	2.68%		2.92%	2.47%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year		Year	Year
	12/31/06(c)		Ended		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$21.96		$22.30		$21.94	$16.82		$15.45	$24.46

Income/(loss) from investment operations:
Net investment loss	(0.17)		(0.36)		(0.46)	(0.49)		(0.39)	(0.45)
Net realized and unrealized gain/(loss) on investments	1.65		0.00	(e)	0.82	5.61		1.76	(8.56)

Total from investment operations	1.48		(0.36)		0.36	5.12		1.37	(9.01)

Short-term trading fees	0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	—	—

Voluntary contribution from Advisor	—		0.02		—	—		—	—

Net asset value, end of period	$23.44		$21.96		$22.30	$21.94		$16.82	$15.45

Total return(b)	6.74%		(1.52	)%(f)	1.64%	30.44	%(d)	8.80%	(36.77)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$27,487		$30,948		$41,443	$55,756		$49,725	$61,925
Ratio of operating expenses to average net assets	2.76	%(g)	2.58%		2.67%	2.66%		2.89%	2.38%
Ratio of net investment loss to average net assets	(1.43	)%(g)	(1.57)%		(2.21)%	(2.43)%		(2.77)%	(2.29)%
Portfolio turnover rate	18%		47%		118%	68%		46%	38%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.76	%(g)	2.58%		2.67%	2.68%		2.92%	2.47%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and April 1, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 30.26% for Class C Shares and 31.24% for Class K Shares.

(e)	Amount is less than $0.01 per share.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.61)% for Class C Shares and (0.93)% for Class K Shares.

(g)	Annualized.

See Notes to Financial Statements.

K Shares

Period Ended		Year		Year	Year		Year	Year
12/31/06(c)		Ended		Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$23.55		$23.75		$23.18	$17.64		$16.09	$25.29

(0.09)		(0.20)		(0.33)	(0.36)		(0.29)	(0.32)
1.78		(0.02)		0.90	5.90		1.84	(8.88)

1.69		(0.22)		0.57	5.54		1.55	(9.20)

0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	—	—

—		0.02		—	—		—	—

$25.24		$23.55		$23.75	$23.18		$17.64	$16.09

7.18%		(0.84	)%(f)	2.41%	31.46	%(d)	9.63%	(36.35)%

$91		$85		$141	$165		$184	$437
2.02	%(g)	1.84%		1.92%	1.91%		2.14%	1.63%
(0.69	)%(g)	(0.82)%		(1.46)%	(1.68)%		(2.02)%	(1.54)%
18%		47%		118%	68%		46%	38%
2.02	%(g)	1.84%		1.92%	1.93%		2.17%	1.72%

See Notes to Financial Statements.

Munder Healthcare Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year		Period
	12/31/06(c)		Ended		Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)

Net asset value, beginning of period	$23.48		$23.73		$20.62

Income/(loss) from investment operations:
Net investment loss	(0.12)		(0.26)		(0.35)
Net realized and unrealized gain/(loss) on investments	1.76		(0.01)		3.46

Total from investment operations	1.64		(0.27)		3.11

Short-term trading fees	0.00	(e)	0.00	(e)	0.00	(e)

Voluntary contribution from Advisor	—		0.02		—

Net asset value, end of period	$25.12		$23.48		$23.73

Total return(b)	6.98%		(1.05	)%(g)	15.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13		$6		$6
Ratio of operating expenses to average net assets	2.33	%(f)	2.09%		2.17	%(f)
Ratio of net investment loss to average net assets	(1.00	)%(f)	(1.07)%		(1.70	)%(f)
Portfolio turnover rate	18%		47%		118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.33	%(f)	2.09%		2.17	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on on July 29, 2004 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	If the Sub-advisor had not reimbursed the Fund for the realized loss on the disposal of an investment in violation of policies, the total return would have been 31.61% for Class Y Shares.

(e)	Amount is less than $0.01 per share.

(f)	Annualized.

(g)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been (1.14)% for Class R Shares and (0.66)% for Class Y Shares.

See Notes to Financial Statements.

Y Shares

Period Ended		Year		Year	Year		Year	Year
12/31/06(c)		Ended		Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$24.13		$24.26		$23.64	$17.94		$16.32	$25.57

(0.06)		(0.14)		(0.28)	(0.31)		(0.26)	(0.27)
1.82		(0.01)		0.90	6.01		1.88	(8.98)

1.76		(0.15)		0.62	5.70		1.62	(9.25)

0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	—	—

—		0.02		—	—		—	—

$25.89		$24.13		$24.26	$23.64		$17.94	$16.32

7.29%		(0.58	)%(g)	2.66%	31.77	%(d)	9.93%	(36.15)%

$11,445		$10,779		$10,841	$10,994		$7,031	$5,997
1.77	%(f)	1.58%		1.67%	1.66%		1.89%	1.38%
(0.44	)%(f)	(0.56)%		(1.21)%	(1.43)%		(1.77)%	(1.29)%
18%		47%		118%	68%		46%	38%
1.77	%(f)	1.58%		1.67%	1.68%		1.92%	1.47%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Healthcare Fund (the “Fund”), the only series of MSTII. Financial statements for the other Munder Funds are presented in separate reports.

    MSTII is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 30, 1996. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 14, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium on the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, at an annual rate of 1.00% on the first $100 million of average daily net assets; 0.90% of the next $100 million; 0.85% of the next $50 million; and 0.75% of average daily net assets in excess of $250 million. Prior to August 22, 2006, the Advisor was entitled to receive from the Fund a fee at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets of $250 million or more. Prior to December 29, 2006, the fee was computed daily and payable monthly. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.9771% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    For the period ended December 31, 2006, the Advisor earned $113,946 before payment of sub-administration fees and $74,710 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1499% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $263 in advisory fees before waivers and expense reimbursements ($10 after waivers and reimbursements) and $109 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $176,297 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $532 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $70 to Comerica Securities and $38 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $27,578,771 and $57,599,063, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,332,927, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,800,481 and net appreciation for financial reporting purposes was $15,532,446. At December 31, 2006, aggregate cost for financial reporting purposes was $125,244,275.

6. Investment Concentration

    The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of December 31, 2006, more than 25% of the Fund’s assets were invested in issuers in each of the health care providers & services and pharmaceuticals industries. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

For the period ended December 31, 2006, total commitment fees for the Fund were $857.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post
October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

(2,107)	$(140,761,710)	$7,457,735	$(133,306,082)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $140,761,710 of unused capital losses of which $1,386,470, $95,698,037 and $43,677,203 expire in 2010, 2011 and 2012, respectively. In addition, the losses expiring in 2010, may be further limited as they were acquired in the reorganization with the Munder Bio(Tech)2 Fund that occurred on May 9, 2003.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $2,107.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $17,331,591.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened on December 14, 2006 for a final time with respect to three of the four proposals to be voted upon by shareholders. As described below, the Meeting was further adjourned twice and reconvened on January 23, 2007 to provide shareholders additional time to vote on the remaining proposal.

    The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	2,781,784
Against	139,993
Abstain	469,786
Broker Non-Votes	—
TOTAL	3,391,563

    2. A proposal seeking approval of the reorganization and redomiciliation of the Fund into a series of MST. As of December 31, 2006, the proxy solicitation relating to this proposal had not yet been completed. (See Note 11).

    3. A proposal seeking approval of the amendment or elimination of certain fundamental investment restrictions. Shareholders of the Fund approved each part of the proposal and the results of the votes are as set forth below.

a. Diversification

No. of Shares

For	2,758,631
Against	160,031
Abstain	472,901
Broker Non-Votes	—
TOTAL	3,391,563

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

b. Borrowing

No. of Shares

For	2,738,810
Against	174,046
Abstain	478,707
Broker Non-Votes	—
TOTAL	3,391,563

c. Senior Securities

No. of Shares

For	2,742,370
Against	173,150
Abstain	476,043
Broker Non-Votes	—
TOTAL	3,391,563

d. Underwriting Securities

No. of Shares

For	2,747,121
Against	169,772
Abstain	474,670
Broker Non-Votes	—
TOTAL	3,391,563

e. Real Estate

No. of Shares

For	2,756,699
Against	161,548
Abstain	473,316
Broker Non-Votes	—
TOTAL	3,391,563

f. Making Loans

No. of Shares

For	2,730,665
Against	181,799
Abstain	479,099
Broker Non-Votes	—
TOTAL	3,391,563

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

g. Concentration of Investments

No. of Shares

For	2,575,093
Against	157,720
Abstain	476,750
Broker Non-Votes	—
TOTAL	3,209,563

h. Commodities

No. of Shares

For	2,742,187
Against	174,104
Abstain	475,272
Broker Non-Votes	—
TOTAL	3,391,563

i. Pledging, Mortgaging and Hypothecating Fund Assets

No. of Shares

For	2,727,793
Against	184,839
Abstain	478,931
Broker Non-Votes	—
TOTAL	3,391,563

j. Investments for Control

No. of Shares

For	2,746,903
Against	167,663
Abstain	476,997
Broker Non-Votes	—
TOTAL	3,391,563

k. Margin Activities and Short Selling

No. of Shares

For	2,725,465
Against	184,037
Abstain	482,061
Broker Non-Votes	—
TOTAL	3,391,563

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

l. Reverse Repurchase Agreements

No. of Shares

For	2,730,505
Against	179,878
Abstain	481,180
Broker Non-Votes	—
TOTAL	3,391,563

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	2,334,196
Against	578,275
Abstain	479,092
Broker Non-Votes	—
TOTAL	3,391,563

11.	Subsequent Events

    At the reconvened Special Meeting of Shareholders of the Fund held on January 23, 2007, the proposal to approve the reorganization and redomiciliation of the Fund into a series of MST did not receive a sufficient number of total votes to pass.

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds, including the Fund, that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by

Munder Healthcare Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer,
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNHC1206

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, the Code of Ethics was amended to reflect the change in the name of the Board Process and Compliance Oversight Committee to the Board Process and Governance Committee. This is the committee of the Board of Trustees of the registrant to which a Covered Officer is required to disclose any information concerning any violation of the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The Code of Ethics is attached hereto.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 7, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer
Date: March 7, 2007